Accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Employee compensation and benefits	$ 23,168	$ 23,899	$ 16,575
Other	15,239	9,145	8,111
Total accrued expenses and other liabilities	$ 38,407	$ 33,044	$ 24,686